ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 40.3%
	ASSET MANAGEMENT - 2.0%
11,716	Alaris Equity Partners Income	$ 132,839
17,677	Kennedy-Wilson Holdings, Inc.	151,845
10,264	XTB S.A.	160,895
		445,579
	BANKING - 0.7%
4,133	Komercni banka as	152,468

	CHEMICALS – 2.0%
23,639	Chemtrade Logistics Income Fund	150,925
3,037	Sociedad Quimica y Minera de Chile S.A. - ADR	138,761
1,266	Wacker Chemie A.G.	135,952
		425,638
	ELECTRIC UTILITIES - 1.4%
114,622,657	Federal Grid Company Unified Energy System PJSC(a),(b),(e)	–
11,827	Fortum OYJ	156,296
5,188	NextEra Energy Partners, L.P.	147,132
		303,428
	GAS & WATER UTILITIES - 0.7%
9,927	Enagas S.A.	145,811

	HEALTH CARE FACILITIES & SERVICES - 0.7%
16,034	Chartwell Retirement Residences	145,462

	HEALTH CARE REIT - 3.4%
2,784	Assura plc	1,434
17,122	Global Medical REIT, Inc.	138,859
10,563	Healthcare Realty Trust, Inc.	150,311
29,962	Medical Properties Trust, Inc.	137,825
42,749	NorthWest Healthcare Properties Real Estate	156,806
4,681	Omega Healthcare Investors, Inc.	142,349
1,228	Primary Health Properties plc	1,408
		728,992

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 40.3% (Continued)
	HOTEL REIT - 0.6%
20,769	Service Properties Trust	$ 127,314

	INDUSTRIAL REIT - 0.8%
1,590	Innovative Industrial Properties, Inc.	164,406

	INDUSTRIAL SUPPORT SERVICES - 0.7%
94,575	United Tractors Tbk P.T.	144,393

	INSURANCE - 0.0%(c)
215	Phoenix Group Holdings PLC	1,316

	METALS & MINING - 4.8%
855,348	Adaro Energy Tbk P.T.	142,558
17,434	African Rainbow Minerals Ltd.	181,797
788,659	Bukit Asam Tbk P.T.	146,964
138,185	CSN Mineracao S.A.	131,463
16,721	Exxaro Resources Ltd.	160,830
81,849	Indo Tambangraya Megah Tbk P.T.	126,977
6,191	Kumba Iron Ore Ltd.	152,487
		1,043,076
	MULTI ASSET CLASS REIT - 4.6%
9,537	Broadstone Net Lease, Inc.	138,859
62,860	Charter Hall Long Wale REIT	138,033
2,344	Cofinimmo S.A.	155,883
2,941	Covivio	147,113
91,552	Fibra Uno Administracion S.A. de CV	131,073
19,299	Global Net Lease, Inc.	134,128
255,553	Growthpoint Properties Ltd.	148,560
		993,649
	OFFICE REIT - 3.0%
29,591	Brandywine Realty Trust	134,343
12,928	Easterly Government Properties, Inc.	151,128
6,526	Highwoods Properties, Inc.	170,982
15,850	Orion Office REIT, Inc.	49,452

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 40.3% (Continued)
	OFFICE REIT - 3.0% (Continued)
22,242	Piedmont Office Realty Trust, Inc., Class A	$ 153,247
		659,152
	OIL & GAS PRODUCERS - 5.5%
10,640	Antero Midstream Corporation	147,258
37,677	Birchcliff Energy Ltd.	154,894
11,168	EnLink Midstream, LLC	153,225
1	Equitrans Midstream Corporation	14
4,133	Hess Midstream, L.P., Class A	140,935
9,466	Kimbell Royalty Partners, L.P.	149,941
3,701	Kinetik Holdings, Inc.	141,896
13,418	Peyto Exploration & Development Corporation	149,993
8,165	Plains GP Holdings, L.P., Class A	148,685
		1,186,841
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
23,731	NEPI Rockcastle N.V.	160,149

	RETAIL - DISCRETIONARY - 2.5%
21,360	ALD S.A. 144A,(d)	141,481
438,971	Astra International Tbk P.T.	139,034
15,374	Dogus Otomotiv Servis ve Ticaret A/S	134,699
44,647	Harvey Norman Holdings Ltd.	132,744
		547,958
	RETAIL REIT - 2.1%
65,429	Charter Hall Retail REIT	141,555
6,103	Klepierre S.A.	164,563
8,653	SmartCentres Real Estate Investment Trust	140,032
1,523	Supermarket Income Reit plc	1,374
		447,524
	SPECIALTY FINANCE - 0.7%
78,369	Wisdom Marine Lines Company Ltd.	163,524

	SPECIALTY REIT - 0.6%
3,385	EPR Properties	137,397

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 40.3% (Continued)
	STEEL - 0.0%(c)
14,212	Severstal PAO(a),(b),(e)	$ –

	TELECOMMUNICATIONS - 0.0%(c)
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(a),(b),(e)	–

	TOBACCO & CANNABIS - 0.7%
3,497	Altria Group, Inc.	153,203
49	British American Tobacco plc	1,440
		154,643
	TRANSPORTATION & LOGISTICS - 2.1%
1,991,628	Cia Sud Americana de Vapores S.A.	155,740
3,604	D/S Norden A/S	152,331
26,793	Evergreen Marine Corp Taiwan Ltd.	155,568
36,615	Globaltrans Investment plc(a),(b),(e)	–
		463,639

	TOTAL COMMON STOCKS (Cost $9,755,210)	8,742,359

	MASTER LIMITED PARTNERSHIPS — 13.7%
	ASSET MANAGEMENT - 0.7%
8,722	Icahn Enterprises, L.P.	153,856

	CHEMICALS - 0.7%
1,943	CVR Partners, L.P.	156,606

	ELECTRIC UTILITIES - 0.9%
8,883	Brookfield Renewable Partners, L.P.	186,468

	GAS & WATER UTILITIES - 0.7%
7,199	Suburban Propane Partners, L.P.	140,596

	METALS & MINING - 0.7%
7,163	Alliance Resource Partners, L.P.	160,666

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 13.7% (Continued)
	METALS & MINING - 0.7% (Continued)
1	Natural Resource Partners, L.P.	$ 90
		160,756
	OIL & GAS PRODUCERS - 9.4%
9,359	Black Stone Minerals, L.P.	149,276
2,952	Cheniere Energy Partners, L.P.	143,024
6,472	CrossAmerica Partners, L.P.	148,856
3,617	Delek Logistics Partners, L.P.	142,835
4,448	Dorchester Minerals, L.P.	143,537
9,540	Energy Transfer, L.P.	150,064
5,125	Enterprise Products Partners, L.P.	143,910
13,024	Genesis Energy, L.P.	154,073
3,139	Global Partners, L.P.	147,188
3,587	MPLX, L.P.	149,937
6,384	NuStar Energy, L.P.	144,087
8,452	Plains All American Pipeline, L.P.	145,628
2,445	Sunoco, L.P.	137,654
4,183	Western Midstream Partners, L.P.	142,640
		2,042,709
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
5,448	USA Compression Partners, L.P.	132,005

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,965,323)	2,972,996

	PREFERRED STOCKS — 1.4%
	OIL & GAS PRODUCERS - 0.7%
20,236	Petroleo Brasileiro S.A.	163,366

	STEEL - 0.7%
71,867	Metalurgica Gerdau S.A.	145,323

	TOTAL PREFERRED STOCKS (Cost $298,132)	308,689

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.0%
	AUTOMOTIVE — 0.7%
175,000	Tenneco, Inc.		8.0000	11/17/28	$ 163,695

	BANKING — 0.7%
170,000	Western Alliance Bancorp(f)	TSFR3M + 2.250%	3.0000	06/15/31	144,923

	CABLE & SATELLITE — 0.8%
200,000	LCPR Senior Secured Financing DAC		5.1250	07/15/29	166,971

	CHEMICALS — 0.7%
150,000	Consolidated Energy Finance S.A.		12.0000	02/15/31	155,447

	COMMERCIAL SUPPORT SERVICES — 0.9%
200,000	Ambipar Lux Sarl		9.8750	02/06/31	198,113

	ENGINEERING & CONSTRUCTION — 0.8%
200,000	IHS Holding Ltd.		6.2500	11/29/28	173,290

	ENTERTAINMENT CONTENT — 0.5%
132,000	ViacomCBS, Inc.(f)	US000M + 3.899%	6.2500	02/28/57	115,821

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
165,000	Domtar Corporation		6.7500	10/01/28	144,718

	INSURANCE — 1.3%
164,000	Global Atlantic Fin Company(f)	H15T5Y + 3.796%	4.7000	10/15/51	144,936
221,000	Liberty Mutual Group, Inc.		4.3000	02/01/61	136,110
					281,046
	OIL & GAS PRODUCERS — 4.6%
250,000	AI Candelaria Spain S.A.		5.7500	06/15/33	193,576
305,000	Canacol Energy Ltd.		5.7500	11/24/28	143,831
200,000	Geopark Ltd.		5.5000	01/17/27	179,920
155,000	PDC Energy, Inc.		5.7500	05/15/26	155,008
205,000	Petroleos Mexicanos		7.6900	01/23/50	143,003

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.0% (Continued)
	OIL & GAS PRODUCERS — 4.6% (Continued)
200,000	SierraCol Energy Andina, LLC	6.0000	06/15/28	$ 173,318
				988,656
	PUBLISHING & BROADCASTING — 0.7%
215,000	Sinclair Television Group, Inc.	4.1250	12/01/30	147,997

	REAL ESTATE INVESTMENT TRUSTS — 2.8%
182,000	MPT Operating Partnership, L.P. / MPT Finance	5.0000	10/15/27	149,428
235,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	157,875
175,000	Necessity Retail REIT Inc (The) / American Finance	4.5000	09/30/28	150,050
147,000	Uniti Group L.P. / CSL Capital LLC	10.5000	02/15/28	152,399
				609,752
	REAL ESTATE SERVICES — 0.7%
165,000	Anywhere Real Estate Group, LLC / Anywhere	7.0000	04/15/30	145,173

	TECHNOLOGY SERVICES — 0.7%
160,000	Neptune Bidco US, Inc.	9.2900	04/15/29	151,362

	TELECOMMUNICATIONS — 1.7%
213,000	Colombia Telecomunicaciones S.A. ESP	4.9500	07/17/30	150,700
142,000	Hughes Satellite Systems Corporation	5.2500	08/01/26	117,661
190,000	Hughes Satellite Systems Corporation	6.6250	08/01/26	109,467
				377,828
	TRANSPORTATION & LOGISTICS — 0.7%
148,000	GN Bondco, LLC	9.5000	10/15/31	142,137

	TOTAL CORPORATE BONDS (Cost $4,183,877)			4,106,929

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 20.7%
	SOVEREIGN — 20.7%
125,000	Brazilian Government International Bond	4.2500	01/07/25	$ 123,756
128,000	Brazilian Government International Bond	10.1250	05/15/27	144,244
200,000	Brazilian Government International Bond	5.6250	01/07/41	172,659
171,000	Chile Government International Bond	3.8600	06/21/47	127,166
170,000	Colombia Government International Bond	8.1250	05/21/24	170,085
200,000	Colombia Government International Bond	7.5000	02/02/34	197,264
200,000	Hungary Government International Bond	6.1250	05/22/28	202,358
174,000	Hungary Government International Bond	7.6250	03/29/41	193,584
200,000	Hungary Government International Bond	6.7500	09/25/52	206,041
115,000	Indonesia Government International Bond	8.5000	10/12/35	142,754
190,000	Mexico Government International Bond	4.1250	01/21/26	185,133
125,000	Mexico Government International Bond	8.3000	08/15/31	146,675
1,000	Mexico Government International Bond	4.7500	03/08/44	797
175,000	Mexico Government International Bond	4.6000	02/10/48	133,141
140,000	Panama Government International Bond	8.8750	09/30/27	148,645
200,000	Panama Government International Bond	7.5000	03/01/31	202,932
270,000	Panama Government International Bond	3.3620	06/30/31	210,668
200,000	Panama Government International Bond	6.8530	03/28/54	174,621
100,000	Peruvian Government International Bond	7.3500	07/21/25	101,925
135,000	Peruvian Government International Bond	8.7500	11/21/33	160,873
150,000	Republic of Poland Government International Bond	5.5000	03/18/54	141,393
140,000	Republic of South Africa Government International	4.8750	04/14/26	135,835
200,000	Republic of South Africa Government International	5.8750	04/20/32	178,293
200,000	Republic of South Africa Government International	7.3000	04/20/52	169,436

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 20.7% (Continued)
	SOVEREIGN — 20.7% (Continued)
200,000	Turkey Government International Bond	9.1250	07/13/30	$ 215,734
300,000	Turkey Government International Bond	9.3750	01/19/33	331,882
200,000	Turkey Government International Bond	6.6250	02/17/45	167,711
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,642,847)			4,485,605

	TOTAL INVESTMENTS - 95.1% (Cost $20,845,389)			$ 20,616,578
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%			1,069,899
	NET ASSETS - 100.0%			$ 21,686,477

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
US0003M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 3 Month
TSFR3M	- TSFR3M
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $141,481 or 0.7% of net assets.
(e)	Illiquid security. The total fair value of these securities as of April 30, 2024 was $0, representing 0.0% of net assets.
(f)	Variable rate security; the rate shown represents the rate on April 30, 2024.